INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

23. INCOME TAXES

Current taxation

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries located in the PRC. In addition, the Group also has several non-PRC subsidiaries, including SolarOne Investment, SolarOne HK, SolarOne USA, SolarOne GmbH, Solar Canada and Solar Australia, subject to corporate income tax rates ranging from zero to 35%.

The Company’s subsidiaries registered in the PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries are subject to EIT at a statutory rate of 25%.

During 2008, SolarOne Qidong received approval from the PRC taxation authorities as a “High and New Technology Enterprise” (“HNTE”) and obtained an HNTE certificate. In 2011, the Company successful renewed its HNTE status for another three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the 2010, 2011 and 2012 tax years, the income tax rate for SolarOne Qidong was 15%.

SolarOne Shanghai, SolarOne Technology, Solar Engineering, Solar R&D, SolarOne Nantong and Nantong Hanwha I&E, the domestic companies in the PRC, are subject to EIT at a rate of 25% for the years ended December 31, 2010, 2011 and 2012.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application.

Income (loss) before income taxes consists of:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(94,101)	(334,470)	(948,417)	(152,231)
PRC	1,149,441	(740,579)	(599,187)	(96,176)

	1,055,340	(1,075,049)	(1,547,604)	(248,407)

The income tax (expense) benefit is comprised of:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current	(330,038)	(28,358)	7,638	1,226
Deferred	32,055	173,303	(22,893)	(3,675)

	(297,983)	144,945	(15,255)	(2,449)

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax (expense) benefit is as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Income tax computed at the statutory tax rate at 25%	(263,835)	268,762	386,901	62,102
Non-deductible expenses	(13,561)	(55,004)	(17,722)	(2,845)
Preferential tax treatment	148,637	4,233	2,189	352
Research and development expense	6,165	4,020	5,227	839
Tax rate differences	(42,864)	(21,151)	(54,212)	(8,702)
Unrecognized tax benefit	(116,088)	—	—	—
Changes in the valuation allowance	(16,437)	(55,915)	(337,638)	(54,195)

	(297,983)	144,945	(15,255)	(2,449)

Deferred taxation

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Warranty provision	40,533	44,467	7,137
- Inventory write-off	115,149	45,629	7,324
- Allowance for advance to suppliers	116,926	157,840	25,335
- Allowance for doubtful accounts	13,980	47,581	7,637
- Allowance for amount due from related parties	—	3,990	641
- Derivative contracts	4,925	2,296	369
- Tax loss carried forward	8,482	—	—
- Others	20,854	11,602	1,862
Valuation allowance	(56,259)	(163,108)	(26,181)

Net current deferred tax assets	264,590	150,297	24,124

Non-current:
- Tax losses	84,824	383,640	61,579
- Fixed assets	16,374	39,214	6,294
- Others	119	63	10
Valuation allowance	(84,824)	(315,613)	(50,659)

Net non-current deferred tax assets	16,493	107,304	17,224

Deferred tax liabilities:
Non-current:
- Land use rights	25,387	24,798	3,980

Non-current deferred tax liabilities	25,387	24,798	3,980

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

As of December 31, 2011 and 2012, the Group has a net tax operating loss from its PRC subsidiaries of RMB42,671,000 and RMB627,705,000 (US$100,753,599), respectively, which starts to expire in 2016. As of December 31, 2011 and 2012, the Group has a net tax operating loss from its non-PRC subsidiaries of RMB322,288,000 and RMB884,532,000 (US$141,977,175), respectively, which starts to expire in 2029.

As of December 31, 2012, the Group intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain Tax Positions

As of December 31, 2012, the Group’s unrecognized tax benefit is RMB143,473,000 (US$23,029,004) which related to tax incentives received and tax resident status.

It is possible that the amount accrued will change in the next 12 months as a result of new interpretive guidance released by the PRC tax authorities; however, an estimate of the range of the possible change cannot be made at this time. The unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. Reconciliation of accrued unrecognized tax benefits is as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	27,385	143,473	143,473	23,029
Incurred during the year	116,088	—	—	—

Ending balance	143,473	143,473	143,473	23,029

Based on existing PRC tax regulations, the tax periods of SolarOne Qidong, SolarOne Shanghai, SolarOne Technology, Solar R&D, Solar Engineering, SolarOne Nantong and Nantong Hanwha I&E for the years ended December 31, 2008 to December 31, 2012 remain open to potential examination by the tax authorities. The tax periods for the Company’s non-PRC subsidiaries’ for the years ended December 31, 2008 to December 31, 2012 also remain open to potential examination by the respective tax authorities.

As of December 31, 2012 and 2011, the Group did not accrue any penalties and interests related to the unrecognized tax benefits.